Income Taxe Expense - Summary of Income Tax Recognised in Profit or Loss (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax expenses
In respect of the current period	$ 113,251	$ 79,379
Adjustments for prior periods	19,416	19,842
Income tax expenses recognized in profit or loss	132,667	99,221
Loss before income tax	(44,086,937)	(51,283,196)	$ (31,590,582)
Income tax benefits calculated at the statutory rate	(7,494,779)	(8,718,143)	(5,370,399)
Tax effect of expense revenue exempt from taxation	83,729	19,769	(870,151)
Non-deductible expenses in determining taxable income	549,230	361,600	648,651
Tax credits for research and development expenditures	(161,510)	(245,802)	(1,467,816)
Unrecognized loss carry forwards	6,396,624	7,688,535	6,044,928
Tax effect of share of results of associates and joint venture	1,460	74,125	405,712
Effect of different tax rates of group entities operating in other jurisdictions	$ 738,497	917,106	$ 609,075
Others		$ (17,811)